TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate: The corporate tax rate in Israel was 23% in 2025 and 2024, and 2023.

2.
Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Caesarstone Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

3.
Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company," as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, the Company is entitled to certain tax benefits, primarily amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

4.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company believes that its qualify as "Preferred Enterprise" under the Law for the Encouragement of Capital Investments, 1959 (the "Encouragement Law"), and accordingly is eligible to a reduced tax rate of 16% and in development area A – 7.5%.

The benefits under a "Preferred Enterprise" are contingent upon the fulfillment of the conditions stipulated by the Encouragement Law, regulations published thereunder. Non-compliance with the conditions may cancel all or part of the benefits and require a refund of the amount of the benefits, including interest. Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rate at 23% beginning in 2018.

The tax-exempt income attributable to the Approved Enterprise cannot be distributed to shareholders without subjecting the Company to taxes. If dividends are distributed out of tax-exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Approved Enterprise in the year in which the income was earned, as if it was not under the "Alternative benefits track" (taxed at the rate of no more than 25% as of December 31, 2025). Under the Encouragement Law, tax-exempt income generated under the Approved Enterprise status will be taxed, among other things, upon a dividend distribution or complete liquidation in accordance with the Encouragement Law.

In November 2021, amendment No. 74 to the Investment Law (the “Trapped Earnings Law”) came into effect. Amendment 74 to the Encouragement Law:

On November 15, 2021, the Economic Efficiency Law (Legislative Amendments for Achieving Budget Targets for the 2021 and 2022 Budget Years), 2021 ("the Economic Efficiency Law"), was enacted. This Law establishes a temporary order allowing Israeli companies to release tax-exempt earnings ("trapped earnings" or "accumulated earnings") accumulated until December 31, 2020, through a mechanism established for a reduced corporate income tax rate applicable to those earnings ("the Temporary Order"). In addition to the reduced corporate income tax (CIT) rate, Article 74 to the Encouragement Law was amended whereby effective from August 15, 2021, for any dividend distribution (including a dividend as per Article 51B to the Encouragement Law) by a company which has trapped earnings, there will be a requirement to allocate a portion of that distribution to the trapped earnings.

The Company distributed dividends during November 2021 and September 2022, both were partially attributed to the above amendment.

Of the Company's retained earnings as of December 31, 2025, approximately $22,932 is tax-exempt earnings attributable to its previous Approved Enterprise.

As of December 31, 2025, if the tax-exempt income attributed to the Approved Enterprise would have been distributed as a dividend or deemed to be distributed, the Company would have incurred a tax liability of approximately $5,733.

b.	Non-Israeli subsidiaries taxation:

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

Statutory tax rates for Non-Israeli subsidiaries are as follows:

Company incorporated in United States – 25.3% tax rate (federal and state).
Company incorporated in Australia - 30% tax rate.
Company incorporated in Singapore - 17% tax rate.
Company incorporated in Canada – 26.1% tax rate (federal and state).
Company incorporated in England – 25% tax rate.
Company incorporated in India – 30% tax rate.
Company incorporated in Sweden – 20.6% tax rate.
Company incorporated in Germany – 30% tax rate

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The One Big Beautiful Bill Act (“OBBBA”) was signed into law on July 4, 2025. The OBBBA did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2025.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2025	2024
Deferred tax assets:

Intangible assets	$-	$172
Operating lease liabilities and others	41,670	24,744
Temporary differences related to inventory	4,791	5,475
Property and equipment	13,876	2,685
Net operating loss carry-forward, deductions and credits	43,695	13,301
Less-valuation allowance	(83,371)	(28,497)

Total deferred tax assets	20,661	17,880

Deferred tax liabilities:

Property and equipment	(2,351)	(2,591)
Intangible Assets	-	(595)
Operating lease right-of-use assets and others lease	(16,468)	(14,223)

Total deferred tax liabilities	(18,819)	(17,409)

Deferred tax assets, net	$1,842	$471

Net operating loss carry-forwards

Parent Company and certain subsidiaries have tax loss carry-forwards totaling approximately $249,716 which can be carried forward indefinitely.

Based on available evidence, management believes it is not more-likely-than-not that $83,371 Israel and U.S deferred tax assets will be fully realizable. Accordingly, in those jurisdictions, the Company has recorded a valuation allowance against these assets. The Company regularly reviews the deferred tax assets for recoverability based on all of the available positive and negative evidence, with a focus on historical taxable income, projected future taxable income, the expected timing of the reversals of existing taxable temporary differences and tax planning strategies by jurisdiction.

d.
A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to loss before taxes on income before the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2024	2023

Loss before taxes on income	$(41,895)	$(86,959)

Statutory tax rate in Israel	23%	23%

Tax benefit at statutory rate	$(9,636)	$(20,001)

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	9,128	9,996
Non-deductible expenses, net	822	1,818
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	882	419
Tax adjustment in respect of foreign subsidiaries' different tax rates	997	(1,120)
Provision for withholding tax assets	-	2,828
Uncertain tax position	(353)	-
Changes in valuation allowance	(701)	27,402
Others	(58)	(61)

Income tax expense	$1,081	$21,281

Effective tax rate	(2.6)%	(24.5)%

Per share amounts (basic and diluted) of the tax benefit resulting from a "Preferred Enterprise"	$0.26	$0.29

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to loss before taxes on income after the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2025
	(in thousands)	percent

Loss before taxes on income	$(133,475)

Statutory tax rate in Israel	23%

Tax benefit at statutory rate	$(30,699)	23.0%

Foreign tax effects:
United States:
Changes in valuation allowance	6,018	(4.5)%
Other	(752)	0.6%
Other foreign jurisdictions	200	(0.1)%
Changes in valuation allowance	48,857	(37.3)%
Nontaxable or Nondeductible items:
Other	218	(0.2)%
Changes in Unrecognized Tax Benefits	3,585	(2.7)%
Preferred enterprise	(22,867)	17.1%
Other adjustments	(1,276)	0.9%

Effective tax rate	$4,284	(3.2)%

The amounts of cash income taxes paid by the Company were as follows:

Year ended December 31,
2025
(in thousands)

Foreign:
Australia	178
India	177
Canada	132
Singapore	48
All other foreign	11
Income taxes, net of amounts refunded	$546

The amount of cash income taxes paid by the Company during the years ended December 31, 2024 and 2023 was $3,117 million and $1,852 million, respectively.

e.	Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2025	2024	2023

Domestic	$(109,903)	$(45,582)	$(38,831)
Foreign	(23,572)	3,687	(48,128)

	$(133,475)	$(41,895)	$(86,959)

f.	Tax expenses on income are comprised as follows:
	Year ended December 31,
	2025	2024	2023

Current taxes	$5,652	$1,498	$9,373
Deferred taxes	(1,368)	(417)	11,908

	$4,284	$1,081	$21,281

Domestic	$3,682	$1,258	$14,084
Foreign	602	(177)	7,197

	$4,284	$1,081	$21,281

g.	Tax assessments:

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to examination by both domestic and foreign tax authorities. The associated tax filings remain subject to examination by applicable tax authorities for a certain length of time following the tax year to which those filings relate. The following describes the open tax years, by major tax jurisdiction, as of December 31, 2025:

Israel 2023 – present
Australia 2020 - present
Canada 2021 - present
United States 2021 - present

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Balance as of January 1, 2024	2,891

Increase in tax positions for current year	700
Reductions in respect of settlements with authorities and statute of limitation	(1,918)

Balance as of December 31, 2024	1,673

Increase in tax positions for current year	3,624

Balance as of December 31, 2025	$5,297

The Company believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company's tax audits are resolved in a manner not consistent with management's expectations, the Company could be required to adjust the provision for income taxes in the period such resolution occurs. The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.